Equipment and leasehold improvements - Summary of items include in equipment and leasehold improvement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	$ 17,779	$ 16,213
Equipment and leasehold improvements, net
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	3,841	4,990
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Equipment and leasehold improvements, net	$ 13,938	$ 11,223